Fair Value Measurements (Details) - Schedule of gross holding gains and fair value of held-to-maturity securities - Rice Acquisition Corp. [Member] - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Aug. 31, 2020
Assets
Investments held in Trust Account – U.S. Treasury Securities		$ 237,307,717
Liabilities:
Warrant Liability – Public Warrants	$ 11,862,500
Warrant Liability – Private Warrants		6,771,000
Total fair value		279,896,204
Level 1 [Member]
Assets
Investments held in Trust Account – U.S. Treasury Securities		237,307,717
Liabilities:
Warrant Liability – Public Warrants	67,616,251	27,046,500
Warrant Liability – Private Warrants
Total fair value		237,307,717
Level 2 [Member]
Assets
Investments held in Trust Account – U.S. Treasury Securities
Liabilities:
Warrant Liability – Public Warrants
Warrant Liability – Private Warrants
Total fair value
Level 3 [Member]
Assets
Investments held in Trust Account – U.S. Treasury Securities
Liabilities:
Warrant Liability – Public Warrants
Warrant Liability – Private Warrants	$ 71,349,396	15,541,987
Total fair value		42,588,487
Public Warrant [Member]
Liabilities:
Warrant Liability – Public Warrants		27,046,487
Total fair value		27,046,500
Public Warrant [Member] | Level 1 [Member]
Liabilities:
Warrant Liability – Public Warrants
Public Warrant [Member] | Level 2 [Member]
Liabilities:
Warrant Liability – Public Warrants
Public Warrant [Member] | Level 3 [Member]
Liabilities:
Warrant Liability – Public Warrants		27,046,487
Private Warrant [Member]
Liabilities:
Warrant Liability – Private Warrants		15,542,000
Total fair value		15,541,987
Private Warrant [Member] | Level 1 [Member]
Liabilities:
Warrant Liability – Private Warrants
Private Warrant [Member] | Level 2 [Member]
Liabilities:
Warrant Liability – Private Warrants
Private Warrant [Member] | Level 3 [Member]
Liabilities:
Warrant Liability – Private Warrants		$ 15,542,000